SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CERTAIN BALALNCE SHEET INFORMATION (Detail Textuals) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Conversion of stock options and unvested restricted shares excluded from computation of earnings per share	342,500	7,500	0